Note 8 - Net Loss Per Share - 10Q (Details Textual) - shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	41,166,797	6,951,395